LIQUIDITY (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	May 10, 2023	May 09, 2023	Mar. 09, 2023	Dec. 21, 2022	Oct. 04, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021		Apr. 08, 2023	Mar. 08, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2020
Convertible preferred stock						$ 0.01		$ 0.01		$ 0.01
Net loss						$ 6,343,906	$ 1,335,246	$ 7,972,799	$ 6,227,896	$ 8,306,051	$ 7,037,286
Shareholders' equity						5,926,846	8,703,491	5,926,846	8,703,491	6,545,771	15,006,621	[1]			$ 10,262,983	$ 5,196,134	$ 10,044,831	$ 13,501,299
Working capital						887,136		887,136		6,204,989
Accumulated deficit						39,148,652		39,148,652		31,175,853	22,869,803
Cash and cash equivalents						$ 2,280,544		2,280,544		8,230,000
Shareholders' equity										6,545,771	$ 15,006,621								$ (5,214,828)
Subsequent Event [Member]
Offering expenses													$ 2,550,000
Warrant [Member] | Subsequent Event [Member]
Warrants exercise price													$ 4.875
Common Stock [Member]
Number of shares of stock issued						654,990
Stock issued durimg the period value new issue					148,183						1,270,589
Shareholders' equity						$ 16,855	$ 7,445	$ 16,855	$ 7,445	7,445	$ 6,791	[1]			$ 9,177	$ 7,445	$ 7,441	$ 7,441
Shareholders' equity										$ 148,899	$ 135,821								$ 86,300
Common Stock [Member] | Subsequent Event [Member]
Warrants exercise price													$ 3.90
Conversion of shares	26,464	526,818
Underwriting Agreement [Member] | March Warrant [Member]
Warrants exercisable														170,868
Number of shares of stock issued			25,629
Underwriting Agreement [Member] | Warrant [Member]
Warrants exercisable														32,750
Underwriting Agreement [Member] | March Shares [Member]
Warrants exercisable														569,560
Number of shares of stock issued			85,430
Securities Purchase Agreement [Member] | Series D Warrants [Member] | Winx Capital Pty Ltd [Member]
Warrants exercisable				1,324
Warrants exercise price				$ 10.40
Shares issues per share				$ 0.05
Class of Warrant or Right, Outstanding				26,469
Securities Purchase Agreement [Member] | Series D Warrant [Member]
Warrants exercisable				26,478
Warrants exercise price				$ 5.80
Warrant [Member] | Underwriting Agreement [Member]
Share price														$ 3.90
Series D Preferred Stock [Member] | Subsequent Event [Member]
Conversion of shares	176,462
Series D Preferred Stock [Member] | Securities Purchase Agreement [Member]
Stock issued durimg the period value new issue				176,462
Convertible preferred stock				$ 0.01
Debt convertible per share				0.15
Shares issues per share				$ 1.25
Conversion of shares				26,464
Series D Warrants [Member] | Securities Purchase Agreement [Member]
Stock issued durimg the period value new issue				529,386
Shares issues per share				$ 0.05

[1]	Include adjustments for effect of reverse stock split